Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001431852
Registrant Name	Osisko Development Corp.
Period End Date	Dec. 31, 2025
Alternative Reporting Regime	CA